Income Taxes (Reconciliation Between Federal Statutory Tax Rate and Effective Tax Rates) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rate reconciliation
Tax at U.S. statutory rate			$ 14.7	$ 24.7	$ 25.4
Effect of state income taxes, net			0.2	0.6	1.4
Effect of foreign operations			(2.1)	(1.6)	(0.9)
Valuation allowance			0.5	(0.7)	(1.1)
Uncertain tax positions			(4.0)	0.1	0.3
Non-deductible items			0.6	0.5	1.0
Non-deductible compensation			0.8	1.2	0.8
Manufacturer's deduction			(0.5)	(1.1)	(1.4)
Other, net			(1.0)	(2.2)	(0.3)
Income tax expense	$ 4.7	$ 1.6	$ 9.2	$ 21.5	$ 25.2